Annual Total Returns- JPMorgan US Applied Data Science Value Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan US Applied Data Science Value Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.86%)	18.40%	35.68%	14.17%	(5.96%)	12.27%	16.87%	(8.17%)	23.31%	1.71%